Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		12 Months Ended			36 Months Ended
	Nov. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021
Share-Based Compensation
Incremental compensation cost	$ 285,661	$ 12,914			$ 272,747
Stock options
Share-Based Compensation
Average risk-free rate of interest, minimum (as a percent)			2.27%	1.49%
Average risk-free rate of interest, maximum (as a percent)			2.45%	2.45%
Expected volatility, minimum (as a percent)			40.47%	40.92%
Expected volatility, maximum (as a percent)			41.32%	41.88%
Dividend yield (as a percent)			0.00%	0.00%
Contractual term			10 years	10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)			$ 0.10	$ 0.08
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)			$ 0.16	$ 0.10